Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Details of Company's Subsidiaries

Subsidiaries Name	Place of incorporation	Interest %	Principal activity
Global Crossing Airlines Holdings, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Group Inc	Holding company
Global Crossing Airlines, Inc	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc	US 121 Charter company
GlobalX Travel Technologies, Inc	Delaware, United States	80% ownership by Global Crossing Airline Holdings Inc	Acquire and develop travel technology
UrbanX Air Mobility, Inc	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc	Air Charter operator
Global Crossing Airlines Operations, LLC	Florida, United States	100% ownership by Global Crossing Airlines Inc	Operating Company
LatinX Air S.A.S.	Ecuador	100% ownership by Global Crossing Airlines Inc	Air Charter operator
GlobalX Air Tours, LLC	Florida, United States	100% ownership by Global Crossing Inc	Air Charter service
Charter Air Solutions, LLC	Montana, United States	80% ownership by the Global Crossing Airlines Holdings Inc.	Charter Broker

Schedule of Property And Equipment Depreciated On A Straight-line Basis To An Estimated Residual Value

Property and equipment are recorded at cost at the Acquisition Date and depreciated on a straight-line basis to an estimated residual value over their estimated useful lives or lease term, whichever is shorter, as follows:

Leasehold Improvements, Aircraft, other	1-10 years (or life of lease, if shorter)
Office and Ground Equipment	5 years
Computer Hardware and Software	3-5 years
Property and Equipment under Finance Leases	5-30 years (or life of lease, if shorter)
Rotable Parts	Average remaining life of aircraft fleet, currently estimated to be 53 months

Components of Property and Equipment, net

The components of property and equipment, net are as follows:

	December 31,
	2024	2023
Rotable Parts	$6,657	$3,069
Computer Hardware and Software	1,303	1,477
Leasehold Improvements, Aircraft, Other	2,880	972
Office and Ground Equipment	1,289	634
Less: Accumulated Depreciation	(1,821)	(627)
Total Property and Equipment, Net	$10,308	$5,525